INITIAL PUBLIC OFFERING (Details) - USD ($)		10 Months Ended	12 Months Ended
	May 27, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 10	$ 10
Offering costs		$ 6,351,813	$ 70,000
Deferred underwriting commissions		$ 9,625,000	$ 3,609,375	$ 0	$ 6,015,625	$ 6,015,625
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	27,500,000
Shares issued price per share	$ 10		$ 10	$ 10
Proceeds from issuance initial public offering	$ 275,000,000
Offering costs	16,100,000
Deferred underwriting commissions	$ 9,600,000
Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	2,500,000
Shares issued price per share	$ 10